Goodwill - Summary of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Balance at December 31, 2019	¥ 148,657,971		$ 23,327,680	¥ 145,063,857	$ 22,232,009	¥ 145,063,857	$ 20,837,119
Balance at December 31, 2020	148,657,971		23,327,680	145,063,857	22,232,009	145,063,857	20,837,119
Goodwill acquired		$ 563,995
Balance at December 31, 2021	¥ 148,657,971		$ 23,327,680	¥ 145,063,857	$ 22,232,009	¥ 145,063,857	$ 20,837,119